Supplement to the
Fidelity® International Small Cap Fund
December 29, 2007
Prospectus

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section on page 25.

Colin Stone is co-manager of Fidelity International Small Cap Fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

The following information replaces the biographical information for Tokuya Sano found in the "Fund Management" section on page 25.

Noriko Takahashi is co-manager of Fidelity International Small Cap Fund, which she has managed since June 2008. Ms. Takahashi joined Fidelity Investments in March 2008 as a portfolio manager. Prior to joining Fidelity, she was a vice president, a portfolio manager, and the co-head of the Japanese Equity small cap team for Goldman Sachs Asset Management since 2002.

ISC-08-02 June 10, 2008
1.778063.116

Supplement to the
Fidelity Advisor International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2007
Prospectus

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section on page 31.

Colin Stone is co-manager of Fidelity Advisor International Small Cap Fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

The following information replaces the biographical information for Tokuya Sano found in the "Fund Management" section on page 31.

Noriko Takahashi is co-manager of Fidelity Advisor International Small Cap Fund, which she has managed since June 2008. Ms. Takahashi joined Fidelity Investments in March 2008 as a portfolio manager. Prior to joining Fidelity, she was a vice president, a portfolio manager, and the co-head of the Japanese Equity small cap team for Goldman Sachs Asset Management since 2002.

AISC-08-02 June 10, 2008
1.790649.115

Supplement to the
Fidelity Advisor International Small Cap Fund
Institutional Class
December 29, 2007
Prospectus

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section beginning on page 26.

Colin Stone is co-manager of Fidelity Advisor International Small Cap Fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

The following information replaces the biographical information for Tokuya Sano found in the "Fund Management" section on page 27.

Noriko Takahashi is co-manager of Fidelity Advisor International Small Cap Fund, which she has managed since June 2008. Ms. Takahashi joined Fidelity Investments in March 2008 as a portfolio manager. Prior to joining Fidelity, she was a vice president, a portfolio manager, and the co-head of the Japanese Equity small cap team for Goldman Sachs Asset Management since 2002.

AISCI-08-02 June 10, 2008
1.790650.112